Consolidated Statements of Cash Flows (Q2) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (15,913)	$ (87)	$ (41,718)	$ 9,043
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	84,216	55,051	126,043	103,282
Impairment of real estate assets	10,939	0	0	0
Depreciation and amortization of corporate assets	7,672	0	2,900	0
Amortization of deferred financing expense	2,401	2,389	5,162	4,936
Net amortization of above- and below-market leases	(1,990)	(686)	(1,984)	(1,208)
Gain on disposal of real estate assets	(877)	0	(1,800)	(4,700)
Net loss (gain) on write-off of unamortized capitalized leasing commissions, market debt adjustments, and deferred financing expense	153	(411)	(237)	317
Change in fair value of contingent liability	1,500	0
Straight-line rent	(2,471)	(1,943)	(3,729)	(3,512)
Share-based compensation	1,994	0
Other	76	(673)	(137)	(1,485)
Changes in operating assets and liabilities:
Accounts receivable - affiliates	506	0	3,592	0
Other assets	(1,208)	(8,327)	(7,992)	(9,916)
Accounts payable - affiliates	(411)	584	(4,350)	(865)
Accounts payable and other liabilities	(8,775)	3,060	9,776	6,840
Net cash provided by operating activities	77,812	48,957	108,861	103,076
CASH FLOWS FROM INVESTING ACTIVITIES:
Real estate acquisitions	(9,222)	(75,824)	(159,698)	(201,111)
Capital expenditures	(17,346)	(11,483)
Proceeds from sale of real estate	13,300	1,137	36,912	0
Net cash used in investing activities	(13,268)	(86,170)	(620,749)	(226,217)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net change in credit facility	(15,000)	120,000	(115,400)	35,969
Proceeds from mortgages and loans payable	65,000	0	855,000	255,000
Payments on mortgages and loans payable	(20,542)	(38,934)	(83,387)	(110,875)
Payments of deferred financing expenses	0	(324)
Distributions paid, net of DRIP	(37,819)	(38,520)	(74,198)	(64,269)
Distributions to noncontrolling interests	(14,096)	(782)	(7,025)	(1,724)
Repurchases of common stock	(44,494)	(43,307)	(46,539)	(20,301)
Net cash (used in) provided by financing activities	(66,951)	(1,867)	509,380	90,685
NET DECREASE IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	(2,407)	(39,080)
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH:
Cash, cash equivalents, and restricted cash at beginning of period	27,445	49,946	49,946
Cash, cash equivalents, and restricted cash at end of period	25,038	10,866	27,445	49,946
RECONCILIATION TO CONSOLIDATED BALANCE SHEETS
Cash and cash equivalents	8,310	5,367	5,716	8,224
Restricted cash	16,728	5,499	21,729
Cash, cash equivalents, and restricted cash at end of period	25,038	10,866	27,445	49,946
SUPPLEMENTAL CASH FLOW DISCLOSURE, INCLUDING NON-CASH INVESTING AND FINANCING ACTIVITIES:
Cash paid for interest	32,422	16,846	39,487	29,709
Fair value of assumed debt	0	30,832	30,831	33,326
Cash paid for income taxes	282	0
Capital leases	739	0
Accrued capital expenditures	2,428	3,055	2,496	3,256
Change in distributions payable	(235)	(414)	39	185
Change in distributions payable - noncontrolling interests	2	151	2,100	158
Change in accrued share repurchase obligation	1,658	0	618	0
Distributions reinvested	$ 24,899	$ 22,850	$ 49,126	$ 58,872